Contingencies, commitments and restrictions on the distribution of profits - Brazil Concession Agreement (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Natal Concession Agreement
Schedule Of Commitment [Line Items]
Initial term of concession agreement	28 years
Brasilia Concession Agreement
Schedule Of Commitment [Line Items]
Initial term of concession agreement	25 years
Concession agreement extension period	5 years
Period after termination of concession agreement for performance bond		24 months